                         File Nos. 33-62470 and 811-7704

    As filed with the Securities and Exchange Commission on February 1, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

            Post-Effective Amendment No. 42                      [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

            Amendment No. 44                                     [X]


                              SCHWAB CAPITAL TRUST
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of Principal Executive Offices) (zip code)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000
                                 --------------

                               Jeremiah H. Chafkin

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:
Richard W. Grant Esq.       Martin E. Lybecker, Esq.   Koji Felton, Esq.
Morgan Lewis & Bockius LLP  Ropes & Gray               Charles Schwab Investment
1701 Market Street          One Franklin Square        Management, Inc.
Philadelphia, PA 19103      1301 K Street NW           101 Montgomery Street
                            Suite 800 East             120K-14-109
                            Washington, DC 20005       San Francisco, CA 94104

It is proposed that this filing will become effective (check appropriate box)
   /   / Immediately upon filing pursuant to paragraph (b)

   / X / On February 28, 2002, pursuant to paragraph (b)

   /   / 60 days after filing pursuant to paragraph (a)(1)

   /   / On (date), pursuant to paragraph (a)(1)

   /   / 75 days after filing pursuant to paragraph (a)(2)
   /   / On (date), pursuant to paragraph (a)(2) of Rule 485
         if appropriate, check the following box:

   / X / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Part C

The prospectuses for the Schwab Equity Index Funds, Schwab S&P 500 Fund, Schwab Small-Cap Index Fund(R), Schwab Total Stock Market Index Fund(TM), Schwab International Index Fund(R); Schwab MarketManager Portfolios(R), Growth Portfolio, Balanced Portfolio, Small-Cap Portfolio, International Portfolio; Schwab MarketTrack Portfolios(R), All Equity Portfolio, Growth Portfolio, Balanced Portfolio, Conservative Portfolio; Schwab Focus Funds, Communications Focus Fund, Financial Services Focus Fund, Health Care Focus Fund, Technology Focus Fund; Schwab Analytics Fund(R) and Institutional Select(R) Funds, S&P 500 Fund, Large-Cap Value Index Fund, Small-Cap Value Index Fund were electronically filed and are incorporated by reference to Part A, File No. 811-7704, of Post-Effective Amendment No. 41, filed on December 10, 2001.



The Statement of Additional Information for the Schwab Equity Index Funds, Schwab S&P 500 Fund, Schwab Small-Cap Index Fund(R), Schwab Total Stock Market Index Fund(TM), Schwab International Index Fund(R); Schwab MarketManager Portfolios(R), Growth Portfolio, Balanced Portfolio, Small-Cap Portfolio, International Portfolio; Schwab MarketTrack Portfolios(R), All Equity Portfolio, Growth Portfolio, Balanced Portfolio, Conservative Portfolio; Schwab Focus Funds, Communications Focus Fund, Financial Services Focus Fund, Health Care Focus Fund, Technology Focus Fund; Schwab Analytics Fund(R) and Institutional Select(R) Funds, S&P 500 Fund, Large-Cap Value Index Fund, Small-Cap Value Index Fund were electronically filed and are incorporated by reference to Part B, File No. 811-7704, of Post-Effective Amendment No. 41, filed on December 10, 2001.



Part C

                                     PART C
                                OTHER INFORMATION
                              SCHWAB CAPITAL TRUST

Item 23.    Exhibits.

(a)     Articles of                Agreement and Declaration of Trust, dated May
        Incorporation              6, 1993, is incorporated by reference to
                                   Exhibit 1, File No. 811-7704, of
                                   Post-Effective Amendment No. 21 to
                                   Registrant's Registration on Form N-1A,
                                   electronically filed on December 17, 1997.

(b)     By-Laws                    Amended and Restated Bylaws are incorporated
                                   by reference to Exhibit 2, File No. 811-7704, of Post-Effective Amendment No. 7 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on February 27, 1996.

(c)     Instruments        (i)     Article III, Section 5, Article V, Article
        Defining rights            VI, Article VIII, Section 4 and Article IX,
        of Security                Sections 1, 5 and 7 of the Agreement and
        Holders                    Declaration of Trust, dated May 6, 1993,
                                   referenced in Exhibit (a) above, are
                                   incorporated herein by reference to Exhibit
                                   1, File No. 811-7704, to Post-Effective
                                   Amendment No. 21 of Registrant's Registration
                                   Statement on Form N-1A electronically filed on December 17, 1997.

                           (ii) Articles 9 and 11 of the Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2, File No. 811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

(d)     Investment         (i)     Investment Advisory and Administration
        Advisory                   Agreement between Registrant and Charles
        Contracts                  Schwab Investment Management, Inc. (the
                                   "Investment Adviser"), dated June 15, 1994, is incorporated herein by reference to
                                   Exhibit 5(a) , File No. 811-7704, of
                                   Post-Effective Amendment No. 21 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on December 17, 1997.

                           (ii) Amended Schedules A and B to Investment Advisory and Administration Agreement referenced in Exhibit (d)(i) above is incorporated herein by reference to Exhibit
                                   (d)(ii), File No. 811-7704, of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 1999.

                           (iii) Amended Schedules A and B to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, referenced in Exhibit (d)(i) above, is incorporated herein by reference to Exhibit
                                   (d)(iii), File No. 811-7704, of
                                   Post-Effective Amendment No. 38 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on May 15, 2000.


Part C

                           (vi) Investment Sub-Advisory Agreement between Investment Adviser, on behalf of the Schwab Analytics Fund(R), and Symphony Asset Management LLC, dated November 1, 2001 is incorporated by reference to Exhibit (d)(vi), File No. 811-7704 of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A electronically filed on December 10, 2001.


(e)     Underwriting       (i)     Distribution Agreement between Registrant and
        Contracts                  Charles Schwab & Co., Inc. ("Schwab"), dated
                                   July 21, 1993, is incorporated herein by reference to Exhibit 6(a), File No. 811-7704, of Post-Effective Amendment No. 21 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on December 17, 1997.

                           (ii) Amended Schedule A to the Distribution Agreement, referenced at Exhibit (e)(i) above, is incorporated herein by reference to Exhibit (e)(ii), File No. 811-7704, of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 1999.

                           (iii) Amended Schedule A to the Distribution Agreement between Registrant and Schwab, referenced at Exhibit (e)(i) above, is incorporated herein by reference to Exhibit
                                   (e)(iii), File No. 811-7704, of
                                   Post-Effective Amendment No. 38 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on May 15, 2000.

(f)     Bonus or Profit            Inapplicable
        Sharing Contracts

(g)     Custodian          (i)     Custodian Agreement between Registrant and
        Agreements                 Morgan Stanley Trust Company, dated April 4,
                                   1997, is incorporated herein by reference to
                                   Exhibit 8(a), File No. 811-7704, of
                                   Post-Effective Amendment No. 18 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on April 14, 1997.

                           (ii) Amended Appendix 2 to Custodian Agreement between the Registrant and Morgan Stanley Trust Company referred to at Exhibit (g)(i) above, is incorporated herein by reference to Exhibit (g)(ii), File No. 811-7704, of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A, electronically filed on December 29, 1998.

                           (iii) Amended Custodian Agreement referenced at Exhibit (g)(i) above, between Registrant and Morgan Stanley Trust Company, is incorporated herein by reference to Exhibit 8(c), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.


Part C

                           (iv) Accounting Services Agreement between Registrant and SEI Investments, dated April 1, 1998, is incorporated herein by reference to Exhibit 8(d), File No. 811-7704, of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998.

                           (v) Amended Schedule A to the Accounting Services Agreement referenced at Exhibit (g)(iv) above, is incorporated herein by reference to Exhibit (g)(v), File No. 811-7704, of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 1999.

                           (vi) Amended Schedule A to the Accounting Services Agreement referenced at Exhibit (g)(iv) above, is incorporated herein by reference to Exhibit (g)(vi), File No. 811-7704, of Post Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A, electronically filed on September 14, 1999.

                           (vii)   Custodian Services Agreement between
                                   Registrant, on behalf of the Schwab S&P 500
                                   Fund, and PNC Bank, National Association
                                   ("PNC Bank"), dated February 21, 1996, is incorporated herein by reference to Exhibit 8(c), File No. 811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

                           (viii)  Schedule A to the Custodian Services
                                   Agreement referenced at Exhibit (g)(vii) above between Registrant, on behalf of the Institutional Select Index Funds is incorporated herein by reference to Exhibit
                                   (g)(viii), File No. 811-7704, of
                                   Post-Effective Amendment No. 32 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on February 26, 1999.

                           (ix)    Schedule I to the Custodian Services
                                   Agreement referenced at Exhibit (g)(vii) above, is incorporated herein by reference to Exhibit (a)(ix), File No. 811-7704, of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A, electronically filed on or about February 25, 2000.

                           (x) Accounting Services Agreement between Registrant, on behalf of the Schwab S&P 500 Fund, and PFPC Inc., dated February 21, 1996, is incorporated herein by reference to
                                   Exhibit 8(d), File No. 811-7704, of
                                   Post-Effective Amendment No. 7 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on February 27, 1996.


Part C

                           (xi) Amended Schedule to the Accounting Services Agreement referenced at Exhibit (g)(viii) above between Registrant, on behalf of the Schwab S&P 500 Fund and the Schwab Analytics Fund, and PFPC Inc. is incorporated herein by reference to Exhibit 8(f), File No. 811-7704, of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, electronically filed on May 17, 1996.

                           (xii) Transfer Agency Agreement between Registrant and Schwab, dated July 21, 1993, is incorporated herein by reference to Exhibit 8(j), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                           (xiii) Amended Schedules A and C to the Transfer Agency Agreement referenced at Exhibit
                                   (g)(xii) above, is incorporated herein by reference to Exhibit (g)(xiii), File No. 811-7704, of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A, electronically filed on May 15, 2000.

                           (xiv) Amended Schedules A and C to the Transfer Agency Agreement between Registrant and Schwab referenced at Exhibit (g)(xii) above, are incorporated herein by reference to Exhibit (g)(xiv), File No. 811-7704, of Post Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A electronically filed on April 15, 1999.

                           (xv) Shareholder Service Agreement between Registrant and Schwab, dated July 21, 1993 is incorporated herein by reference to Exhibit 8(l), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                           (xvi) Amended Schedules A and C to the Shareholder Service Agreement between Registrant and Schwab referenced at Exhibit (g)(xv) above, is incorporated herein by reference to Exhibit (g)(xvi), File No. 811-7704, of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 1999.

                           (xvii) Amended Schedules A and C to the Shareholder Service Agreement between Registrant and Schwab referenced at Exhibit (g)(xv) above, are incorporated herein by reference to Exhibit (g)(xvii), File No. 811-7704, of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A, electronically filed on May 15, 2000.

                           (xviii) Amended Custodian Services Agreement by and
                                   between Registrant and PNC Bank, National
                                   Association, dated November 1, 1998,
                                   referenced as Exhibit (g)(vii) above, is incorporated herein by reference to Exhibit
                                   (g)(xv), File No. 811-7704, of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A, electronically filed on December 29, 1998.


Part C

                           (xix) Custodian Agreement by and between Registrant and Brown Brothers Harriman & Co. dated October 28, 1999, is incorporated herein by reference to Exhibit (a)(xix), File No. 811-7704, of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A, electronically filed on May 12, 2000.

(h)     Other Material             License Agreement between Schwab Capital
        Contracts                  Trust and Standard & Poor's is incorporated
                                   herein by reference to Exhibit (h), File No.
                                   811-7704, of Post-Effective Amendment No. 32 to Registrant's Registration Statement on
                                   Form N-1A, electronically filed on February
                                   26, 1999.

(i)     Legal Opinion              Opinion of Counsel to be filed by amendment.

(j)     Other Opinions             Auditors' Consent to be filed by amendment.

(k)     Omitted Financial          Inapplicable.
        Statements

(l)     Initial Capital    (i)     Purchase Agreement for the Schwab
        Agreement                  International Index Fund(R), dated June 17,
                                   1993, is incorporated herein by reference to
                                   Exhibit 13(a) of Post-Effective Amendment No.
                                   21 to Registrant's Registration Statement on
                                   Form N-1A, electronically filed on December
                                   17, 1997.

                           (ii) Purchase Agreement for the Schwab Small-Cap Index Fund(R), dated October 13, 1993, is incorporated herein by reference to Exhibit 13(b), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                           (iii) Purchase Agreement for the Schwab MarketTrack Portfolios - Growth Portfolio, Balanced Portfolio and Conservative Portfolio (formerly Schwab Asset Director(R)- High Growth, Schwab Asset Director - Balanced Growth, and Schwab Asset Director - Conservative Growth Funds) is incorporated herein by reference to Exhibit 13(c), File No. 811-7704, of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, electronically filed on December 15, 1996.

                           (iv) Purchase Agreement for the Schwab S&P 500 Fund-Investor Shares and e.Shares(R) is incorporated herein by reference to Exhibit 13(d), File No. 811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

                           (v) Purchase Agreement for the Schwab Analytics Fund(R) is incorporated herein by reference to Exhibit 13(e), File No. 811-7704, to Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A, electronically filed on October 10, 1996.


Part C

                           (vi) Purchase Agreement for Schwab MarketManager International Portfolio (formerly Schwab OneSource(R) Portfolios-International) is incorporated herein by reference to Exhibit 13(f), File No. 811-7704, of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, electronically filed on October 10, 1996.

                           (vii)   Purchase Agreement for Schwab
                                   MarketManager(TM) Growth Portfolio and
                                   Balanced Portfolio (formerly Schwab OneSource Portfolios-Growth Allocation and Schwab OneSource Portfolios-Balanced Allocation) is incorporated herein by reference of Exhibit 13(g), File No. 811-7704, to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A, electronically filed on December 18, 1996.

                           (viii) Purchase Agreement for Schwab MarketManager Small Cap Portfolio (formerly Schwab OneSource(R) Portfolios-Small Company) is incorporated herein by reference to Exhibit 13(h), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                           (ix) Purchase Agreement for MarketTrack(TM) All Equity Portfolio is incorporated herein by reference to Exhibit 13(i), File No. 811-7704, of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998.

                           (x) Purchase Agreement for Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund is incorporated herein by reference to Exhibit (l)(x), File No. 811-7704, of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 1999.

                           (xi) Purchase Agreement for Schwab Total Stock Market Index Fund is incorporated herein by reference to Exhibit (l)(xi), File No. 811-7704, of Post Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A electronically filed on April 15, 1999.

                           (xii) Purchase Agreement for Schwab Focus Funds, is incorporated herein by reference to Exhibit
                                   (l)(xii), File No. 811-7704, of Post
                                   Effective Amendment No. 40 to Registrant's
                                   Registration Statement on Form N-1A
                                   electronically filed on February 26, 2001.

(m)     Rule 12b-1 Plan            Inapplicable.

(n)     Financial Data     (i)     Inapplicable.
        Schedule


Part C

(o)    Rule 18f-3 Plan        (i)   Amended and Restated Multiple Class Plan,
                                    dated April 10, 1997, for Schwab
                                    International Index Fund, Schwab Small-Cap
                                    Index Fund and Schwab S&P 500 Fund is
                                    incorporated herein by reference to Post
                                    Effective Amendment 18, File No. 811-7704, to Registrant's Registration Statement on
                                    Form N-1A, electronically filed on April 14,
                                    1997.


                              (ii)  Amended Schedule A to the Amended and
                                    Restated Multiple Class Plan and the Amended and Restated Multiple Class Plan, referenced at Exhibit (o)(i) above, for Schwab Total Stock Market Index are incorporated herein by reference to Exhibit (o)(ii), File No. 811-7704, of Post Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A electronically filed on April 15, 1999.

(p)    Power of Attorney      (i)   Power of Attorney executed by Mariann
                                    Byerwalter, February 14, 2001, to
                                    Post-Effective Amendment No. 40 to the
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filled on February 26, 2001, is incorporated by reference to Exhibit (p)(i), File No. 811-7704.

                              (ii) Power of Attorney executed by William A. Hasler, February 14, 2001, to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A, electronically filled on February 26, 2001, is incorporated by reference to Exhibit
                                    (p)(ii), File No. 811-7704.

                              (iii) Power of Attorney executed by Gerald B.
                                    Smith, February 14, 2001, to Post-Effective
                                    Amendment No. 40 to the Registrant's
                                    Registration Statement on Form N-1A,
                                    electronically filled on February 26, 2001, is incorporated by reference to Exhibit
                                    (p)(iii), File No. 811-7704.

                              (iv) Power of Attorney executed by Charles R. Schwab, November 21, 2000, to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A, electronically filed on December 11, 2000, is incorporated herein by reference to Exhibit (p)(iv), File No. 811-7704.

                              (v) Power of Attorney executed by Jeremiah H. Chafkin, November 21, 2000, to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A, electronically filed on December 11, 2000, is incorporated herein by reference to Exhibit (p)(v), File No. 811-7704.

                              (vi) Power of Attorney executed by John Coghlan, November 21, 2000, to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A, electronically filed on December 11, 2000, is incorporated herein by reference to Exhibit (p)(vi), File No. 811-7704.


Part C

                              (vii) Power of Attorney executed by Donald F.
                                    Dorward, February 14, 2001, to
                                    Post-Effective Amendment No. 40 to the
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filled on February 26, 2001, is incorporated by reference to Exhibit (p)(vii), File No. 811-7704.

                             (viii) Power of Attorney executed by Robert G.
                                    Holmes, February 14, 2001, is herewith filed as Exhibit (p)(viii), File No. 811-7704.

                              (ix) Power of Attorney executed by Donald R. Stephens, February 14, 2001, is herewith filed as Exhibit (p)(ix), File No. 811-7704.

                              (x) Power of Attorney executed by Michael W. Wilsey, February 14, 2001, to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A, electronically filled on February 26, 2001, is incorporated by reference to Exhibit
                                    (p)(x), File No. 811-7704.

                              (xi) Power of Attorney executed by Tai-Chin Tung, February 14, 2001, to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A, electronically filled on February 26, 2001, is incorporated by reference to Exhibit
                                    (p)(xi), File No. 811-7704.

(q)    Code of Ethics         (i)   Code of Ethics adopted by Registrant,
                                    Charles Schwab Investment Management Inc.
                                    and Charles Schwab & Co., Inc., April 24,
                                    2000, to Post-Effective Amendment No. 40 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on February 26, 2001, is incorporated herein by reference to Exhibit (q)(i), File No. 811-7704.

                              (ii)  Symphony Code of Ethics adopted by
                                    Registrant, Charles Schwab Investment
                                    Management Inc. and Charles Schwab & Co.,
                                    Inc., April 24, 2000, to Post-Effective
                                    Amendment No. 40 to Registrant's
                                    Registration Statement on Form N-1A,
                                    electronically filed on February 26, 2001, is incorporated herein by reference to Exhibit (q)(ii), File No. 811-7704.


Item 24.        Persons Controlled by or under Common Control with the Fund.

        The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), are advised by the Investment Adviser, and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25.        Indemnification.

        Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit
(1) hereto, which is incorporated by reference in Item 23(a) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably


Part C
incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future as well as provider of advisory services to the Schwab Fund for Charitable Giving and to Charles Schwab Asset Management (Ireland) Limited.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Name and Position
with Registrant                       Name of Company                                         Capacity
---------------                       ---------------                                         --------
Charles R. Schwab,                    Charles Schwab & Co., Inc.                              Chairman, Director
Chairman, Chief Executive Officer
and Trustee


Part C

Name and Position
with Registrant                       Name of Company                                         Capacity
---------------                       ---------------                                         --------
                                      The Charles Schwab Corporation                          Chairman and Co-Chief Executive
                                                                                              Officer, Director

                                      Charles Schwab Investment Management, Inc.              Chairman, Director

                                      Schwab Holdings, Inc.                                   Chief Executive Officer, Director

                                      Charles Schwab Limited (U.K.)                           Chairman and Chief Executive Officer

                                      Schwab International Holdings, Inc.                     Chairman and Chief Executive Officer

                                      Schwab (SIS) Holdings, Inc. I                           Chairman and Chief Executive Officer

                                      U.S. Trust Corporation                                  Director

                                      United States Trust Company of New York Director

                                      The Gap, Inc.                                           Director

                                      Audiobase, Inc. Director

                                      Vodaphone AirTouch PLC Director

                                      Siebel Systems Director

                                      Xign, Inc.                                              Director

                                      The Charles Schwab Trust Company                        Director until July 2001

                                      Mayer & Schweitzer, Inc.                                Chairman and Director until January
                                                                                              1999

                                      Schwab Retirement Plan Services, Inc.                   Chairman, Director until January 1999

                                      Performance Technologies, Inc.                          Chairman, Director until January 1999

                                      TrustMark, Inc.                                         Chairman and Director until January
                                                                                              1999


Part C

Name and Position
with Registrant                       Name of Company                                         Capacity
---------------                       ---------------                                         --------
David S. Pottruck                     Charles Schwab & Co., Inc.                              President and Chief Executive Officer,
                                                                                              Director

                                      The Charles Schwab Corporation                          President and Co-Chief Executive
                                                                                              Officer, Director

                                      Charles Schwab Investment Management, Inc. Director

                                      U.S. Trust Corporation                                  Director

                                      United States Trust Company of New York Director

                                      Schwab (SIS) Holdings, Inc. I                           President and Chief Operating Officer

                                      Schwab Holdings, Inc.                                   President and Chief Operating Officer,
                                                                                              Director

                                      Schwab International Holdings, Inc.                     President and Chief Operating Officer

                                      Schwab Retirement Plan Services, Inc.                   Director until January 1999

                                      Charles Schwab Limited (U.K.)                           Director until January 1999

                                      Mayer & Schweitzer, Inc.                                Director until January 1999

                                      Performance Technologies, Inc.                          Director until January 1999

                                      TrustMark, Inc.                                         Director until January 1999


John P. Coghlan                       Charles Schwab & Co., Inc.                              Vice Chairman and Enterprise President
President and Trustee                                                                         - Retirement Plan Services and
                                                                                              Services for Investment Managers

                                      Charles Schwab Investment Management, Inc.              Chief Executive Officer and  Director

                                      The Charles Schwab Corporation                          Vice Chairman and Executive Vice
                                                                                              President

                                      The Charles Schwab Trust Company                        President, Chief Executive Officer and
                                                                                              Director


Part C

Name and Position
with Registrant                       Name of Company                                         Capacity
---------------                       ---------------                                         --------
                                      TrustMark, Inc.                                         President and Director

                                      Charles Schwab Asset Management (Ireland) Ltd.
                                      Director

                                      Charles Schwab Worldwide Funds PLC Director

                                      Performance Technologies, Inc. Director

                                      Schwab Retirement Plan Services, Inc. Director

Willie C. Bogan                       The Charles Schwab Corporation                          Assistant Corporate Secretary

                                      Charles Schwab & Co., Inc.                              Vice President and Assistant Corporate
                                                                                              Secretary

                                      Charles Schwab Investment Management, Inc.              Assistant Corporate Secretary

                                      The Charles Schwab Trust Company                        Assistant Corporate Secretary until
                                                                                              February 2000

Jeremiah H. Chafkin, Executive Vice   Charles Schwab & Co., Inc.                              Executive Vice President, Asset
President, Chief Operating Officer                                                            Management Products and Services.
and Trustee                                                                                   Prior to September 1999, Mr. Chafkin
                                                                                              was Senior Managing Director, Bankers
                                                                                              Trust Company.

                                      Charles Schwab Investment Management, Inc.              President and Chief Operating Officer

                                      Charles Schwab Asset Management (Ireland) Ltd.
                                      Director

Karen W. Chang                        Charles Schwab & Co., Inc.                              Enterprise President - General
                                                                                              Investor Services

Koji E. Felton,                       Charles Schwab Investment Management, Inc.              Senior Vice President, Chief Counsel
Secretary                                                                                     and Assistant Corporate Secretary

Christopher V. Dodds                  Charles Schwab & Co., Inc.                              Executive Vice President and Chief
                                                                                              Financial Officer


Part C

Name and Position
with Registrant                       Name of Company                                         Capacity
---------------                       ---------------                                         --------
Carrie Dwyer                          Charles Schwab & Co., Inc.                              Executive Vice President -
                                                                                              Corporate Oversite and Corporate
                                                                                              Secretary

Lon Gorman                            Charles Schwab & Co., Inc.                              Vice Chairman and Enterprise President
                                                                                              - Capital Markets and Trading

Daniel O. Leemon                      Charles Schwab & Co., Inc.                              Executive Vice President and Chief
                                                                                              Strategy Officer

Dawn G. Lepore                        Charles Schwab & Co., Inc.                              Vice Chairman of Technology and
                                                                                              Administration

Frederick E. Matteson                 Charles Schwab & Co., Inc.                              Executive Vice President - Schwab
                                                                                              Technology Services

Mary McLeod                           Charles Schwab & Co., Inc.                              Executive Vice President - Human
                                                                                              Resources

John P. McGonigle                     Charles Schwab & Co., Inc.                              Executive Vice President - Mutual
                                                                                              Funds

Geoffrey J. Penney                    Charles Schwab & Co., Inc.                              Executive Vice President -
                                                                                              Financial Products and International
                                                                                              Technology

Gideon Sasson                         Charles Schwab & Co., Inc.                              Enterprise President - Brokerage
                                                                                              Operations

Elizabeth G. Sawi                     Charles Schwab & Co., Inc.                              Executive Vice President and Chief
                                                                                              Administrative Officer

Tai-Chin Tung,                        Charles Schwab Investment Management, Inc.              Senior Vice President and Chief
Treasurer and Principal Financial                                                             Financial Officer
Officer

                                      The Charles Schwab Trust Company                        Vice President

Stephen B. Ward,                      Charles Schwab Investment Management, Inc.              Senior Vice President and Chief
Senior Vice President and Chief                                                               Investment Officer
Investment Officer

                                      The Charles Schwab Trust Company                        Chief Investment Officer


Part C

Item 27.            Principal Underwriters.

                    (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

                    (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

                    (c)  Not applicable.

Item 28.        Location of Accounts and Records.

                All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of Registrant; Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's sub-investment adviser for the Schwab Analytics Fund(R) is Symphony Asset Management, Inc., 555 California Street, Suite 2975, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian for the Schwab International Index Fund and the Schwab Small-Cap Index Fund, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, Registrant's custodian for the balance of the funds and fund accountants, PNC Bank, National Association/PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, Chase Manhattan Bank, 1 Pierrepont Plaza, Brooklyn, New York 11201, and SEI Fund Resources, Oaks Pennsylvania 19456; Registrant's former custodians and fund accountants, Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02180; or Ropes & Gray, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia 20005.

Item 29.        Management Services.

                Not applicable.

Item 30.        Undertakings.

                Not applicable.


Part C

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 42 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 1st day of February, 2002.

                              SCHWAB CAPITAL TRUST
                              Registrant

                              Charles R. Schwab*
                              --------------------------------------------
                              Charles R. Schwab, Chairman, Chief Executive
                              Officer and Trustee

                  Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 1st day of February, 2002.

Signature                                            Title
---------                                            -----
Charles R. Schwab*                                   Chairman, Chief Executive Officer and Trustee
--------------------
Charles R. Schwab

John Coghlan*                                        President and Trustee
--------------------
John Coghlan

Jeremiah H. Chafkin*                                 Executive Vice President, Chief Operating Officer and Trustee
--------------------
Jeremiah H. Chafkin

Mariann Byerwalter*                                  Trustee
--------------------
Mariann Byerwalter

Donald F. Dorward*                                   Trustee
--------------------
Donald F. Dorward

William A. Hasler*                                   Trustee
--------------------
William A. Hasler

Robert G. Holmes*                                    Trustee
--------------------
Robert G. Holmes

Gerald B. Smith*                                     Trustee
--------------------
Gerald B. Smith

Donald R. Stephens*                                  Trustee
--------------------
Donald R. Stephens

Michael W. Wilsey*                                   Trustee
--------------------
Michael W. Wilsey

Tai-Chin Tung*                                       Treasurer and Principal Financial Officer
--------------------
Tai-Chin Tung

*By:  /s/ Richard W. Grant
      --------------------------------------
          Richard W. Grant, Attorney-in-Fact
          pursuant to Powers of Attorney